EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2019
Exploration For And Evaluation Of Mineral Resources [Abstract]
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS

	Côté Gold Project	Saramacca Project	Diakha-Siribaya Gold Project	Other[2]	Total
Balance, January 1, 2018	$395.7	$37.1	$36.6	$5.2	$474.6
Exploration and evaluation expenditures	22.0	24.3	—	5.5	51.8
Acquired Exploration and evaluation assets	—	3.2	—	—	3.2
Transfers to Property, plant and equipment[1]	(417.7)	(64.6)	—	—	(482.3)
Balance, December 31, 2018	—	—	36.6	10.7	47.3
Exploration and evaluation expenditures[2,3]	—	—	—	6.4	6.4
Transfers to Property, plant and equipment[4]	—	—	—	(9.2)	(9.2)
Impairment charge	—	—	—	(2.3)	(2.3)
Balance, December 31, 2019	$—	$—	$36.6	$5.6	$42.2

1
During the fourth quarter of 2018, capitalized costs related to the Côté Gold Project and the Saramacca Project were transferred from Exploration and evaluation assets to Property, plant and equipment - Construction in progress (note 13).

2
Other exploration and evaluation expenditures for the year ended December 31, 2019, included an option payment to Vanstar Mining Resources Inc. for the Nelligan exploration project of $1.8 million (December 31, 2018 - $1.7 million), in addition to $4.2 million (December 31, 2018 - $3.8 million) in capitalized feasibility and other studies costs relating to the Boto Gold Project.

3
For the year ended December 31, 2019, borrowing costs attributable to Exploration and evaluation assets totaling $0.4 million (December 31, 2018 - $4.8 million) were capitalized at a weighted average interest rate of 7.18% (2018 - 7.24%).

4
During the fourth quarter of 2019, capitalized costs related to the Boto Gold Project were transferred from Exploration and evaluation assets to Property, plant and equipment - Construction in progress (note 13).

As at December 31, 2019, the Boto Gold Project reached technical feasibility and commercial viability and was transferred to Property, plant and equipment - Construction in progress. An impairment test was performed as at December 31, 2019 for the Boto Gold Project and resulted in no impairment.
As at December 31, 2018, Exploration and evaluation assets that consisted of the Côté Gold Project (carrying amount as at December 31, 2018 - $417.7 million), and the Saramacca Project (carrying amount as at December 31, 2018 - $64.6 million), had reached technical feasibility and commercial viability and were transferred to Property plant and equipment - Construction in progress. Impairment tests were performed for the Côté Gold Project and the Saramacca Project and resulted in no impairments.